Pinnacle Sherman Tactical Allocation Fund
FUND SUMMARY
Investment Objective:
The Fund seeks high total return with reasonable risk.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 13 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Pinnacle Sherman Tactical Allocation Fund	Class A Shares		Class C Shares		Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	none	[1]	none	[1]	none
Redemption Fee (as a % of amount redeemed if held less than 60 days)	1.00%		1.00%		1.00%
[1]	Class A shares and Class C shares purchased prior to February 1, 2017 that are redeemed during the first 18 months and 12 months, respectively, may be subject to a contingent deferred sales charge in the amount of the commissions paid on the shares redeemed.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pinnacle Sherman Tactical Allocation Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.47%	0.47%	0.47%
Acquired Fund Fees and Expenses	[1]	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses		2.09%	2.84%	1.84%
Fee Waiver and Expense Reimbursement	[2]	(0.23%)	(0.23%)	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver		1.86%	2.61%	1.61%
[1]	Acquired Fund Fees and Expenses are the estimated indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser, Pinnacle Family Advisors, LLC, has contractually agreed to waive management fees and to make payments to limit Fund expenses, until July 31, 2018 so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 1.49%, 2.24% and 1.24% of average daily net assets attributable to Class A, C and I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three fiscal years after the fees have been waived or reimbursed) if such recoupment can be achieved, within the foregoing expense limits. This agreement may be terminated only by the Trust's Board of Trustees, on 60 days' written notice to the Adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Pinnacle Sherman Tactical Allocation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	753	1,171	1,614	2,839
Class C Shares	264	858	1,478	3,150
Class I Shares	164	556	974	2,140

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 449% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to meet its investment objective by investing, under normal market conditions in exchange traded funds (“ETFs”) that may invest in all major asset classes including, but not limited to, foreign and domestic (i) equity securities of all market capitalizations, (ii) fixed income securities of any credit quality, and (iii) cash and cash equivalents. The Fund intends to generally invest in a mix of asset classes. The Fund may also make its cash investments directly. The foreign securities held by the underlying ETFs may include those in emerging markets.

The Fund’s adviser uses signals that come from models developed by W.E. Sherman & Co. to determine the Fund’s equity, fixed income, and/or cash allocations. The process for each model is similar: (1) the expected market trend or market indicator for equity securities over a period is examined; (2) if equities are trending upward for the applicable period or the market indicator is positive, the assets allocated to the applicable model are invested in equities based on the relative strength rankings of a limited number of asset classes and sectors; and (3) if equities are trending downward or the market indicator is negative, the assets allocated to the applicable model are primarily invested in fixed income securities or cash as dictated by the applicable model. The Fund actively trades its portfolio investments.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Credit Risk: Issuers may not make interest or principal payments on securities, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by Standard & Poor's Ratings Group or another credit rating agency.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the underlying ETFs that invest in U.S. and/or foreign equity securities. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF is subject to specific risks, depending on its investments.

• Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing (including through ADRs, EDRs and GDRs) involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes different or greater risks than those associated with foreign developed countries.

• High Yield (Junk) Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

○ Defaulted Securities Risk: Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative.

• Issuer-Specific Risk: The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Management Risk: The Adviser’s judgment about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

• Small and Medium Capitalization Risk: The value of small or medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Sovereign Debt Risk: The issuer of the foreign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. The market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations and certain emerging markets may encounter difficulties in servicing their debt obligations.

• U.S. Government Obligations Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Performance:

The bar chart and performance table below gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class C and Class I shares would have similar returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Class I shares would be different from Class A shares because Class C and Class I shares have different expenses than Class A shares. Updated performance information will be available at no cost by visiting www.pinnacletacticalfunds.com or by calling 1-888-985-9830.

Class A Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	12/31/2016	3.65%
Worst Quarter:	6/30/2016	0.10%

Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Average Annual Total Returns - Pinnacle Sherman Tactical Allocation Fund	Label	One Year	Since Inception	Inception Date
Class A Shares	Return before taxes	2.58%	2.29%	Oct. 01, 2015
Class A Shares | After Taxes on Distributions		2.39%	2.14%
Class A Shares | After Taxes on Distributions and Sales		1.53%	1.71%
Class C Shares	Return before taxes	7.99%	6.52%	Oct. 01, 2015
Class I Shares	Return before taxes	9.13%	7.59%	Oct. 01, 2015
Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)		9.31%	10.17%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class A shares.